Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Line Items]
Non-cash modifications of certain mortgage loans and fixed income securities	$ 8,000	$ 8,200	$ 1,500
Liabilities for collateral received in conjunction with the securities lending program	$ 158,111	$ 69,788	$ 59,067	$ 60,931